INCOME TAX EXPENSE (Details Narrative)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%
Preferential tax rate	12.50%	12.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Dividend withholding tax rate	5.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Dividend withholding tax rate	10.00%
Hong Kong [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%